Supplemental cash flow information - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in non-cash working capital:
Trade and other receivables	$ 60,279	$ (32,690)
Inventories	(26,689)	12,997
Prepaid expenses	(3,266)	(19,439)
Trade, other payables and accrued liabilities	(225,562)	(17,333)
Decrease (increase) in non-cash working capital	(195,238)	(56,465)
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid and interest received	(10,790)	6,027
Changes in non-cash working capital	(206,028)	(50,438)
These changes relate to the following activities:
Operating	(123,655)	(59,058)
Financing	(67,737)	68,750
Investing	(14,636)	(60,130)
Changes in non-cash working capital	$ (206,028)	$ (50,438)